Financial Assets at FVTPL (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Financial Assets at Fvtpl [Line Items]
Initial public offering		$ 15,000,000
Shares per unit (in Dollars per share)		$ 10
Gross proceeds		$ 150,000,000
Net proceeds		$ 150,000,000
Assets held in trust account			$ 152,545,000
Bearing interest rate	2.00%
Class A Ordinary Shares [Member]
Financial Assets at Fvtpl [Line Items]
Number of ordinary shares (in Shares)		1